ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2022	2023	2023
	HK$	HK$	US$

Accrued professional fee	1,001,180	892,000	114,199
Accrued staff reimbursement	59,818	—	—
Other accrued expenses	7,187	187,000	23,941
Total	1,068,185	1,079,000	138,140